Write-Downs of Long-Lived Assets - Long-Lived Assets and Liabilities Associated With Those Assets Classified as Held for Sale (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 69,685	¥ 7,230
Property under facility operations	31,883	15,217
Office facilities	4,291	3,558
Other assets	14,405	22
Other liabilities	¥ 18,414	¥ 221